INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,428,427	$ 2,124,091	$ 4,527,831	$ 4,245,465
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	47,014	41,277	81,409	75,899
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 20,886	$ 25,440	$ 53,329	$ 56,651